Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE M — Commitments and Contingencies

Litigation — In conjunction with the Business Combination (Note C), the Company entered into a settlement agreement with a RONI shareholder related to certain disclosures made in the registration statement filed by RONI for the Business Combination. The settlement amount did not have a material effect on the Consolidated Balance Sheets of the Company.

Office Lease — On June 6, 2022, the Company entered into an office space lease agreement, which became effective on November 1, 2022 and continues for 5 years from the signing date. The lease is classified as an operating lease and the lease liability was calculated using an incremental borrowing rate of 8.0%. The following table presents the future minimum lease payments, representative of the Company’s contractually-required cash payments to the lessor, attributable to this operating lease:

Year	Future Minimum Lease Payments
2023	$94
2024	192
2025	196
2026	201
2027	171
2028 and thereafter	—
Total	$854

As of June 30, 2022, the Company had $724 in lease liabilities and $926 in right-of-use assets attributable to its office lease on its Consolidated Balance Sheets.

Land Lease — The Company leases the land under the Demonstration Plant. The lease expires on the earlier of (i) July 1, 2025 or (ii) the termination of the Company’s oxygen supply agreement with the lessor, which also serves as a supplier to the Company. Lease payments for the land equal $1.00 per year.

In conjunction with the Business Combination Agreement (Note C), the Company revalued its land lease at its fair value, which involved a comparison of the land lease’s terms against comparable market lease terms. Based on this comparison, the Company recorded $210 of right-of-use assets on the Consolidated Balance Sheets related to the favorable terms of its Demonstration Plant land lease.

Asset Retirement Obligation — The Company’s valuation of the asset retirement obligation related to the Demonstration Plant encompasses an estimate for the cost to restore the site as required by lease terms.

The following table reconciles the beginning value of the Company’s asset retirement obligation liability to its ending balance for each period presented in the Consolidated Statements of Operations and Comprehensive Loss:

	Period from			Period from
	June 8 – June 30, 2023 (Successor)	April 1 – June 7, 2023 (Predecessor)	April 1 – June 30, 2022 (Predecessor)	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – June 30, 2022 (Predecessor)
Asset retirement obligation, beginning of period	$1,967	$2,474	$2,254	$1,967	$2,415	$—
Obligation incurred	—	—	—	—	—	2,201
Periodic accretion expense	10	44	54	10	103	107
Asset retirement obligation, end of period	$1,977	$2,518	$2,308	$1,977	$2,518	$2,308

Unconditional Purchase Obligations — The Company has committed to purchase industrial components for installation at its Demonstration Plant. The Company pays for these components in installments related to contractual milestones specified by the counterparty. In accordance with ASC 440, the Company does not recognize the commitment on its Consolidated Balance Sheets. Upon invoicing, the Company reclassifies current period installment payments to accounts payable and proportionally increases its construction in progress account. The Company expects to recognize the gross value of its existing asset purchase commitments during the current fiscal year.

Additionally, the Company does not recognize the commitment related to the Amended and Restated JDA (Note H and Note L) on its balance sheet in accordance with ASC 440’s guidance. Upon invoicing the Company accrues for the current period billing in Due to Related Parties and records the related operating expense and compensation expense. The Company expects to recognize the gross value of its commitments under the Amended and Restated JDA by January, 2027.

The following table presents the Company’s material, unrecognized purchase obligations:

			Period of Recognition
Commitment	Consideration Type	Gross Commitment	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	Prior Predecessor Periods	Remaining Commitment
Asset Purchase Commitment	Cash	$4,700	$—	$1,168	$—	$3,532
Original and Amended and Restated JDA (Note H)	Cash	70,000	119	3,121	2,211	64,549
Original and Amended and Restated JDA (Note H)	Share-Based	70,000	147	3,902	2,765	63,186
Total		$144,700	$266	$8,191	$4,976	$131,266

RICE ACQUISITION CORP. II [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 5. Commitments and Contingencies

Registration and Shareholder Rights

The holders of Founder Units, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration rights agreement signed upon consummation of the Initial Public Offering. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters fully exercised the over-allotment on June 16, 2021.

The underwriters did not earn any commissions on the 1,010,000 Affiliated Units. The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $6.7 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $11.7 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Note 5. Commitments and Contingencies

Registration and Shareholder Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration rights agreement signed upon consummation of the Initial Public Offering. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters fully exercised the over-allotment on June 16, 2021.

The underwriters did not earn any commissions on the 1,010,000 Affiliated Units. The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $6.7 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $11.7 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.